Note 12 - Financial Instruments	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
12.	Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, accounts receivable due from charterers, prepaid expenses and other receivables. The principal financial liabilities of the Company consist of short and longterm loans (see Note 8), interest rate swaps, accounts payable due to suppliers, accrued liabilities and warrants granted to third parties.

(a) Interest rate risk: The Company is subject to market risks relating to changes in interest rates relating to debt outstanding under the loanfacility with ABN Amro Bank and NORD/LB Bank on which it pays interest based on LIBOR plus a margin. In order to manage part or whole of its exposure tochanges in interest rates due to this floating rate indebtedness, the Company has entered into an interest rate swap agreement with ABN Amro Bank and might enter into more interest rate swap agreements in the future.

(b) Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principallyof cash and trade accounts receivable. The Company limits its credit risk relating to accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

(c) Fair value: The carrying values of accounts receivable, prepaid expenses, other receivables, accounts payable, due to/from related parties, accrued liabilities and debt from related parties are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of the credit facilities. The fair value of bank debt approximates the recorded value due to its variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full term of the loans and, hence, bank loans are considered Level 2 items in accordance with the fair value hierarchy. The fair value of interest rate swaps is determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The fair value of warrants is determined using the Cox, Ross and Rubinstein Binomial methodology.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

Interest rate swap agreements

The Company entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fixed the interest rates based on predetermined ranges in LIBOR rates. On June 3, 2016 the Company entered into an agreement with ABN Amro Bank relating to an interest rate swap (“the ABN Swap”), the details of which were as follows:

Counterparty	Effective (Start) Date:	Termination Date:	Notional Amount On effective date	Interest Rate Payable
ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$16,575	1.4425%
The fair value of the ABN Swap was considered by the Company to be classified as level 2 in the fair value hierarchy since its value was being derived by observable market based inputs. The Company will pay a fixed rate and will receive a floating rate for the ABN Swap. The fair value of this derivative determined through level 2 of the fair value hierarchy was derived principally from, or corroborated by, observable market data. Inputs included quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allowed values to be determined.

Warrant liability

The Company's warrants outstanding as of December 31, 2015 and June 30, 2016, are recorded at their fair values. As of June 30, 2016 the Company’s derivatives consisted of 4,693,700 warrant shares outstanding, issued in connection with the Company’s follow-on offering that closed on June 11, 2014, as depicted in the following table:

Warrants Outstanding December 31, 2015	Warrant Shares Outstanding December 31, 2015	Term (in years)	Warrant Exercise Price	Fair Value – Liability December 31, 2015
5,330,000	4,743,700	5	$2.80	3,216

Warrants Outstanding June 30, 2016	Warrant Shares Outstanding June 30, 2016	Term (in years)	Warrant Exercise Price	Fair Value – Liability June 30, 2016
5,273,820	4,693,700	5	$2.80	1,840

The following table presents the fair value of those financial liabilities measured at fair value on a recurring basis, analyzed by fair value measurement hierarchy level as of December 31, 2015 and June 30, 2016 respectively:

		Fair Value Measurement at Reporting Date
	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrants
As of December 31, 2015	3,216	-	-	3,216
As of June 30, 2016	1,840	-	-	1,840
Interest Rate Swaps
As of December 31, 2015	-	-	-	-
As of June 30, 2016	156	-	156	-

The following table sets forth a summary of changes in fair value of the Company’s level 2 and 3 fair value measurements for the six months ended June 30, 2016:

Closing balance – December 31, 2015	3,216
Change in fair value of warrants, included in Statement of Comprehensive (loss)/income	(1,376)
Change in fair value of interest rate swaps, included in Statement of Comprehensive (loss)/income	156
Closing balance – June 30, 2016	1,996

The Company's interest rate swap did not qualify for hedge accounting. The Company estimates the fair value of its derivative financial instruments at the end of every period and reflects the resulting unrealized gain or loss during the period in Gain on financial instruments in the statement of comprehensive (loss)/income as well as presenting the fair value at the end of each period in the balance sheet.

The major unobservable input in connection with the valuation of the Company’s warrants is the volatility used in the valuation model, which is approximated by using 5-year weekly historical observations of the Company’s share price. The annualized 5-year weekly historical volatility that has been applied in the warrant valuation as of June 30, 2016 was 92.67%. A 5% increase in the volatility applied would lead to an increase of 5% in the fair value of the warrants. The fair value of the Company’s warrants is considered by the Company to be classified as Level 3 in the fair value hierarchy since it is mainly derived by unobservable inputs.

Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2015	Fair Value at June 30, 2016	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Value December 31, 2015	Value June 30, 2016
Warrants	3,216	1,840	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	88.47%	92.67%
Information on the location and amounts of derivative financial instruments fair values in the balance sheet and derivative financial instrument gains/(losses) in the statement of comprehensive (loss)/income are presented below:

	Amount of (loss)/ gain recognized in Unaudited Interim Condensed Statement of Comprehensive (loss)/income located in Gain on financial instruments
	Period ended June 30,
	2015	2016
Interest rate swaps- change in fair value	-	(156)
Warrants- change in fair value	367	1,376
Interest rate swaps– reversal of realized loss	225	-
Total	592	1,220